Business Overview and Basis of Presentation - Schedule of Subsidiaries Incorporated and Controlled (Details)	12 Months Ended
Mar. 31, 2025
iOThree Maritime Technologies Limited (“iO3 BVI”) [Member]
Schedule of Subsidiaries Incorporated and Controlled [Line Items]
Background	British Virgin Islands company
Effective ownership	100.00%
iOThree Maritime Technologies Limited (“iO3 BVI”) [Member]
Schedule of Subsidiaries Incorporated and Controlled [Line Items]
Background	Incorporated on August 21, 2023
iOThree Maritime Technologies Limited (“iO3 BVI”) [Member]
Schedule of Subsidiaries Incorporated and Controlled [Line Items]
Background	Issued and outstanding 1,000 ordinary shares for US$1,000
iOThree Maritime Technologies Limited (“iO3 BVI”) [Member]
Schedule of Subsidiaries Incorporated and Controlled [Line Items]
Background	Investment holding
iOThree Maritime Technologies Limited (“iO3 BVI”) [Member]
Schedule of Subsidiaries Incorporated and Controlled [Line Items]
Background	Provision of investment holding
iO3 Pte. Ltd. (“iO3 Singapore”) [Member]
Schedule of Subsidiaries Incorporated and Controlled [Line Items]
Background	Singaporean company
Effective ownership	100.00%
iO3 Pte. Ltd. (“iO3 Singapore”) [Member]
Schedule of Subsidiaries Incorporated and Controlled [Line Items]
Background	Incorporated on February 19, 2019
iO3 Pte. Ltd. (“iO3 Singapore”) [Member]
Schedule of Subsidiaries Incorporated and Controlled [Line Items]
Background	Issued and outstanding 147,360 ordinary shares for US$802,137
iO3 Pte. Ltd. (“iO3 Singapore”) [Member]
Schedule of Subsidiaries Incorporated and Controlled [Line Items]
Background	Satellite communications and software